UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2020 to August 31, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2020

Voya Senior Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports, like this semi-annual shareholder report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds' website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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Voya Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2020

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Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Senior Income Fund* (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2020
Net Assets	$193,655,331
Total Assets	$267,741,225
Assets Invested in Senior Loans	$258,559,940
Senior Loans Represented	336
Average Amount Outstanding per Loan	$769,524
Industries Represented	38
Average Loan Amount per Industry	$6,804,209
Portfolio Turnover Rate (YTD)	16%
Weighted Average Days to Interest Rate Reset	34
Average Loan Final Maturity	57 months
Total Leverage as a Percentage of Total Assets	24.58%

PERFORMANCE SUMMARY

During the period ended August 31, 2020, the Fund's Class A shares distributed total dividends of $0.22, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 3.45%. The Fund's Class I and Class W shares each distributed total dividends of $0.23, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 3.71% and 3.69%, respectively. During the same period, the Fund's Class C shares distributed total dividends of $0.19, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 2.97%.

The Fund's total return for the period ended August 31, 2020, excluding sales charges and based on full reinvestment of dividends, for Class A, Class C, Class I and Class W was -7.89%, -8.14%, -7.71%, and -7.85%, respectively.(2) For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(3) had a total return of -0.52%.

(1)  The distribution rate is calculated by annualizing the dividends and distributions declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

(2)  Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Market Review: During the six-month period, the U.S. loan market and risk assets alike were subject to a relatively sharp market-dislocation in March that was caused by the global COVID-19 pandemic and the subsequent shuttering of economies across the globe to mitigate the spread of the coronavirus. The volatility brought forth by this external shock resulted in outsized and historic losses across virtually all asset classes. During this month the Index lost 12.37%, while high yield and equities lost 11.76% and 12.35% for the ICE BofA U.S. High Yield Index and S&P 500® Index, respectively. Following this unprecedented drawdown, the U.S. Congress, the U.S. Federal Reserve and other central banks around the world enacted robust policy support to provide relief for consumers and businesses, and provide a much-needed liquidity backstop for credit markets. This coupled with a gradual increase in business activity, lifting of restrictive lockdown measures and improved investor sentiment, led to strong recoveries in April and in the ensuing months for senior loans and other asset class. Since the start of April, the overall return of the loan index has totaled an impressive 13.52%, and for the six-month period, the Index has nearly recouped all the losses suffered early in the timeframe with a total return of -0.52%.

The volatile backdrop had a strong impact on loan market technicals during this period. While primary market activity and collateralized loan obligation issuance were virtually put on pause in March-April, there was a steady upward trajectory on both fronts on a monthly basis. However, both measures lagged last year, and are behind the historical pace post-global financial crisis. Turning to credit fundamentals and default activity, the coronavirus pandemic resulted in notable liquidity challenges for the issuers directly exposed to the most material risks posed by COVID-19, particularly those that had business models severely impacted by shuttering of operations such as hotels, theaters, gyms, airlines and anything otherwise travel and leisure-related. As a result, this triggered an unprecedented wave of downgrade actions by rating agencies. For reference, the rolling three-month ratio downgrades to upgrades was 23.4x in April. Since then, downgrade activity appears to have abated, as we believe the worst of the coronavirus-induced downgrade actions has already been reflected in the initial wave. From a default perspective, the loan market saw a notable uptick in default activity in April-June, with many of the defaulted loans rooted in the energy space and the struggling retail sector. Although the pace of default has recently slowed somewhat, the loan market's trailing 12-month default rate by principal amount closed out August at 4.08%.

Portfolio Specifics: At -7.71%, Class I shares of the Fund underperformed the Index (which reflects no cash allocation or expenses) of -0.52%. The underperformance of the Fund was significantly magnified by its use of leverage

TOP TEN LOAN ISSUERS
AS OF AUGUST 31, 2020
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Asurion, LLC	1.3%	1.8%
Flex Acquisition Company, Inc.	1.2%	1.6%
MH Sub I LLC	1.1%	1.6%
Misys (Finastra)	1.0%	1.4%
AssuredPartners, Inc.	0.9%	1.3%
NFP Corp.	0.9%	1.3%
Hyland Software, Inc.	0.9%	1.2%
Global Tel*Link Corporation	0.9%	1.2%
Skillsoft Corp.	0.8%	1.2%
Altice France S.A.	0.8%	1.1%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2020
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	14.7%	20.3%
Business Equipment & Services	11.0%	15.2%
Telecommunications	6.9%	9.5%
Health Care	6.7%	9.2%
Insurance	5.9%	8.2%
Containers & Glass Products	4.2%	5.7%
Leisure Good/Activities/Movies	4.0%	5.5%
Radio & Television	3.8%	5.2%
Automotive	3.6%	5.0%
Lodging & Casinos	3.6%	5.0%

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

during a period of extreme market volatility and steep marked-to-market price declines in the loan market, all of which occurred in March.

On an industry basis, relative performance was negatively impacted by the Fund's overweight to some of the most significant industry laggards over the period, such as leisure goods/activities/movies, nonferrous metals/minerals and forest products. In addition, relative return was negatively impacted by an underweight to certain industry sectors that, while not generally high yielding, have proven in our view to be relatively insulated from the COVID-19 pandemic, such as food products, steel, drugs, ecological services and equipment and electronics/electrical. At an issuer level, an underweight to six of the top 10 index loan performers and an overweight to 24 Hour Fitness (one of the bottom 10 index loan performers over the period) also detracted from relative returns. As to the latter, the company filed for bankruptcy during the six-month timeframe (largely a by-product of the coronavirus-related shutdowns), and we continue to seek to manage the exposure through the restructuring process.

Conversely, relative performance was boosted by an underweight to air transport, home furnishings, oil and gas, conglomerates, clothing/textiles and retailers (except food and drug) which were all some of the worst industry performers in the Index over the period. Additionally, the portfolio benefited from its positioning in some of the top index industry performers, which included insurance and containers and glass products. From an individual issuer perspective, relative performance was helped by an overweight to four of the top 10 index loan performers for the period, as well as the avoidance of eight of the bottom 10 index loan performers, which included defaulted companies within the retail space such as J. Crew Group, Revlon Consumer Products Corp, J.C. Penney Company Inc and Neiman Marcus Group Inc.

The average issuer exposure at period-end stood at 0.34% of assets under management. The Fund had five defaults during the period, as compared to 34 defaults for the Index. The list of Fund defaults included Longview Power LLC, SkillSoft Corporation, 24 Hour Fitness Worldwide, Inc., Covia Holdings Corporation and Tailored Brands.

Current Strategy and Outlook: Since the depth of the severe dislocation in March, a strong technical rally and the easing of downgrade and default pressures has resulted in what we view as an impressive price recovery in a good portion of the loan market. Although we largely expect the current momentum to continue, barring any exogenous shock, there are several key macro factors that warrant a degree of caution. Included in this list is the growing consensus that the recent growth of the U.S. economy will likely decelerate in the coming months, as the initial surge related to the reopening of businesses across the country begins to dissipate. Moreover, the prospects of further fiscal policy support appear dim at the moment in our opinion, and the ongoing tug-of-war between vaccine development news and coronavirus flare-ups will continue to have influence over political and market sentiment. Lastly, we think the upcoming U.S. election cycle will to bring an additional level of noise and uncertainty to risk markets.

Ratings Distribution as of August 31, 2020
Ba or above	24.50%
B	68.02%
Caa1 or below	4.24%
Not rated*	3.24%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

As a result, we will continue to remain vigilant in identifying and proactively managing the most problematic sector and issuer risks within our portfolios.

Jeffrey A. Bakalar Senior Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Senior Managing Director Voya Investment Management Co. LLC
Charles LeMieux Senior Vice President Voya Investment Management Co. LLC

*  Effective December 31, 2020, Daniel Norman will retire and no longer serve as a portfolio manager and officer of the Fund.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2020
	1 Year	3 Years	5 Years	10 Years
Including Sales Charge:
Class A(1)	-10.47%	-1.89%	0.53%	3.48%
Class C(2)	-9.57%	-1.59%	0.52%	3.22%
Class I	-8.00%	-0.85%	1.28%	4.02%
Class W	-8.05%	-0.85%	1.27%	3.99%
Excluding Sales Charge:
Class A	-8.21%	-1.06%	1.04%	3.74%
Class C	-8.69%	-1.59%	0.52%	3.22%
Class I	-8.00%	-0.85%	1.28%	4.02%
Class W	-8.05%	-0.85%	1.27%	3.99%
Index	0.89%	3.02%	3.74%	4.34%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 2.50%. Effective June 30, 2020, there is no front-end sales charge if you purchase Class A Common Shares in an amount of $500,000 or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase. Prior to June 30, 2020, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $500,000 or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within six months of purchase. Prior to May 1, 2017, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $1 million or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within one year of purchase.

(2)  Class C maximum EWC is 1.00% for the first year.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class C	Class I	Class W
August 31, 2020	3.49%	3.09%	3.84%	3.84%
February 29, 2020	3.31%	2.89%	3.70%	3.67%
	Average Annualized Distribution Rates(2)
	Class A	Class C	Class I	Class W
August 31, 2020	3.46%	2.98%	3.72%	3.71%
February 29, 2020	5.05%	4.55%	5.33%	5.31%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Credit Risk: Prices of the Fund's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Further, because the fee paid to the Adviser will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Adviser an incentive to utilize leverage. The Fund is subject to certain restrictions imposed by lenders to the Fund and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Fund. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the "1940 Act"). These restrictions could impede the manager from fully managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for not less than 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2020 (Unaudited)

ASSETS:
Investments in securities at value (Cost $278,134,478)	$259,005,128
Foreign currencies at value (Cost $1,189,952)	1,198,837
Receivables:
Investment securities sold	6,313,392
Fund shares sold	282,368
Interest	789,864
Reimbursement due from manager	24,857
Prepaid expenses	95,380
Other assets	31,399
Total assets	267,741,225
LIABILITIES:
Note payable	65,800,000
Accrued interest payable	43,450
Payable for investment securities purchased	6,766,676
Payable for fund shares repurchased	4,087
Payable for investment management fees	197,792
Payable to custodian due to bank overdraft	292,469
Payable for distribution and shareholder service fees	49,383
Income distribution payable	458,868
Payable to trustees under the deferred compensation plan (Note 9)	31,399
Unrealized depreciation on forward foreign currency contracts	85,728
Unfunded loan commitments (Note 8)	22,925
Accrued trustees fees	10,592
Other accrued expenses and liabilities	322,525
Total liabilities	74,085,894
NET ASSETS	$193,655,331
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$306,989,089
Total distributable loss	(113,333,758)
NET ASSETS	$193,655,331

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2020 (Unaudited) (continued)

Class A
Net assets	$142,957,263
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	13,790,233
Net asset value and redemption price per share(2)	$10.37
Maximum offering price per share (2.50%)(1)	$10.64
Class C
Net assets	$29,449,562
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,847,046
Net asset value and redemption price per share(2)	$10.34
Class I
Net assets	$11,101,948
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	1,075,018
Net asset value and redemption price per share	$10.33
Class W
Net assets	$10,146,558
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	978,042
Net asset value and redemption price per share	$10.37

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2020 (Unaudited)

INVESTMENT INCOME:
Interest	$6,354,589
Total investment income	6,354,589
EXPENSES:
Investment management fees	1,207,268
Distribution and service fees:
Class A	180,201
Class C	120,565
Transfer agent fees:
Class A	68,719
Class C	15,326
Class I	5,104
Class W	5,053
Interest expense	562,476
Custodian fees	115,570
Professional fees	51,640
Trustees fees	5,460
Registration fees	37,699
Shareholder reporting expense	55,140
Miscellaneous expense	17,941
Total expenses	2,448,162
Waived and reimbursed fees	(176,386)
Net expenses	2,271,776
Net investment income	4,082,813
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(23,989,422)
Forward foreign currency contracts	(987,288)
Foreign currency related transactions	(453,290)
Net realized loss	(25,430,000)
Net change in unrealized appreciation (depreciation) on:
Investments	1,070,316
Forward foreign currency contracts	10,842
Foreign currency related transactions	872
Net change in unrealized appreciation (depreciation)	1,082,030
Net realized and unrealized loss	(24,347,970)
Decrease in net assets resulting from operations	$(20,265,157)

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
FROM OPERATIONS:
Net investment income	$4,082,813	$14,745,068
Net realized loss	(25,430,000)	(7,760,499)
Net change in unrealized appreciation (depreciation)	1,082,030	(6,693,932)
Increase (decrease) in net assets resulting from operations	(20,265,157)	290,637
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,138,249)	(7,399,354)
Class C	(622,305)	(6,201,553)
Class I	(261,874)	(1,417,840)
Class W	(244,755)	(805,275)
Total distributions	(4,267,183)	(15,824,022)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,359,893	95,800,354
Reinvestment of distributions	763,515	2,372,941
	7,123,408	98,173,295
Cost of shares repurchased	(30,655,365)	(154,968,406)
Net decrease in net assets resulting from capital share transactions	(23,531,957)	(56,795,111)
Net increase (decrease) in net assets	(48,064,297)	(72,328,496)
NET ASSETS:
Beginning of year or period	241,719,628	314,048,124
End of year or period	$193,655,331	$241,719,628

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CASH FLOWS for the Period Ended August 31, 2020 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$6,398,114
Other assets received	(2,497)
Interest paid	(586,193)
Other operating expenses paid	(1,819,798)
Purchases of securities	(47,277,136)
Proceeds on sale of securities	105,801,638
Net cash provided by operating activities	62,514,128
Cash Flows From Financing Activities:
Total distributions paid to common shareholders (net of reinvestments)	(3,843,804)
Proceeds from shares sold	6,529,096
Disbursements for shares repurchased	(30,651,278)
Proceeds from notes payable	46,300,000
Repayment of notes payable	(82,300,000)
Payable to custodian to due overdraft	292,469
Net cash flows used in financing activities	(63,673,517)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(29,874)
Cash
Net decrease in cash	(1,189,263)
Cash and foreign currency at beginning of year or period	2,388,100
Cash and foreign currency at end of year or period	$1,198,837
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Decrease in net assets resulting from operations	$(20,265,157)
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(1,070,316)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(10,842)
Change in unrealized appreciation or depreciation on foreign currency related transactions	(872)
Net accretion of discounts on investments	(156,353)
Net amortization of premiums on investments	41,842
Net realized loss on sale of investments and foreign currency related transactions	25,430,000
Purchases of investments	(47,277,136)
Proceeds on sales of securities	105,801,638
Increase in other assets	(2,497)
Decrease in interest receivable	158,036
Decrease in reimbursement due from manager	1,858
Increase in prepaid expenses	(57,929)
Decrease in accrued interest payable	(23,717)
Decrease in payable for investment management fees	(54,869)
Increase in unfunded loan commitments	22,925
Decrease in payable for shareholder service and distribution fees	(11,124)
Increase in accrued trustee fees	6,358
Decrease in other accrued expenses	(17,717)
Total adjustments	82,779,285
Net cash provided by operating activities	$62,514,128
Non Cash Financing Activities
Receivable for shares sold	$282,368
Reinvestment of distributions	$763,515

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment			Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)	Expenses (with interest and other fees related to revolving credit facility)(3)	Net investment income (loss)(3)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A
08-31-20 +	11.51	0.21		(1.13)	(0.92)	(0.22)	—	—	(0.22)	10.37	(7.89)	1.67	2.24	4.17	1.85	2.42	3.99	142,957	16
02-29-20	12.19	0.64	*	(0.63)	0.01	(0.69)	—	—	(0.69)	11.51	0.06	1.69	2.88	5.36	1.83	3.02	5.22	173,654	45
02-28-19	12.61	0.64		(0.38)	0.26	(0.68)	—	—	(0.68)	12.19	2.14	1.72	3.03	5.21	1.80	3.11	5.14	122,868	88
02-28-18	12.85	0.57	*	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22	1.69	2.55	4.50	1.73	2.59	4.46	164,285	69
02-28-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56	1.63	2.12	5.34	1.68	2.17	5.28	207,989	44
02-29-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)	1.65	2.07	5.48	1.75	2.17	5.38	196,812	63
02-28-15	13.50	0.65	*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81	1.66	2.09	4.90	1.69	2.12	4.87	264,305	76
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44	1.61	1.98	5.23	1.59	1.95	5.25	403,027	94
02-28-13	12.76	0.95		0.61	1.56	(0.97)	—	—	(0.97)	13.34	12.56	1.66	2.14	7.23	1.68	2.16	7.21	234,056	68
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13	1.63	2.09	5.54	1.66	2.12	5.51	237,853	64
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52	1.52	1.93	4.27	1.51	1.92	4.28	400,327	64
Class C
08-31-20 +	11.48	0.18		(1.13)	(0.95)	(0.19)	—	—	(0.19)	10.34	(8.14)	2.17	2.74	3.68	2.35	2.92	3.50	29,450	16
02-29-20	12.16	0.60	*	(0.65)	(0.05)	(0.63)	—	—	(0.63)	11.48	(0.44)	2.19	3.38	5.02	2.33	3.52	4.88	40,876	45
02-28-19	12.59	0.58		(0.39)	0.19	(0.62)	—	—	(0.62)	12.16	1.56	2.22	3.53	4.72	2.30	3.61	4.64	145,198	60
02-28-18	12.82	0.50		(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79	2.19	3.05	4.00	2.23	3.09	3.96	175,929	88
02-28-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93	2.13	2.62	4.84	2.18	2.67	4.79	214,361	69
02-29-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)	2.15	2.57	4.98	2.25	2.67	4.88	220,899	44
02-28-15	13.47	0.59	*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38	2.16	2.59	4.42	2.19	2.62	4.39	294,011	63
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85	2.10	2.47	4.78	2.08	2.44	4.81	345,801	76
02-28-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05	2.14	2.62	6.75	2.16	2.64	6.73	265,812	94
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)	2.13	2.59	5.11	2.16	2.63	5.08	273,361	68
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99	2.02	2.43	3.78	2.01	2.42	3.79	354,965	64
Class I
08-31-20 +	11.47	0.22		(1.13)	(0.91)	(0.23)	—	—	(0.23)	10.33	(7.71)	1.42	1.99	4.43	1.60	2.17	4.26	11,102	16
02-29-20	12.15	0.68	*	(0.64)	0.04	(0.72)	—	—	(0.72)	11.47	0.22	1.45	2.64	5.72	1.58	2.77	5.59	13,974	45
02-28-19	12.57	0.68		(0.39)	0.29	(0.71)	—	—	(0.71)	12.15	2.41	1.47	2.78	5.47	1.53	2.84	5.42	29,733	60
02-28-18	12.81	0.60	*	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49	1.44	2.30	4.74	1.45	2.31	4.73	34,324	88
02-28-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79	1.38	1.87	5.57	1.41	1.90	5.55	46,319	69
02-29-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)	1.40	1.82	5.71	1.48	1.90	5.63	33,210	44
02-28-15	13.47	0.68	*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09	1.41	1.84	5.14	1.41	1.84	5.14	53,877	63
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76	1.33	1.70	5.43	1.30	1.67	5.46	109,180	76
02-28-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87	1.41	1.89	7.50	1.43	1.91	7.48	36,900	94
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38	1.38	1.84	6.19	1.41	1.88	6.16	27,051	68
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05	1.27	1.68	4.71	1.26	1.67	4.72	3,977	64
Class W
08-31-20 +	11.52	0.21		(1.13)	(0.92)	(0.23)	—	—	(0.23)	10.37	(7.85)	1.42	1.99	4.43	1.60	2.17	4.25	10,147	16
02-29-20	12.20	0.68		(0.64)	0.04	(0.72)	—	—	(0.72)	11.52	0.31	1.44	2.63	5.68	1.58	2.77	5.54	13,215	45
02-28-19	12.62	0.67		(0.38)	0.29	(0.71)	—	—	(0.71)	12.20	2.40	1.47	2.78	5.44	1.55	2.86	5.36	16,250	60
02-28-18	12.86	0.60		(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47	1.44	2.30	4.76	1.48	2.34	4.72	27,431	88
02-28-17	11.86	0.70	*	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83	1.38	1.87	5.59	1.43	1.92	5.54	27,161	69
02-29-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)	1.40	1.82	5.73	1.50	1.92	5.63	26,306	44
02-28-15	13.51	0.69	*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08	1.41	1.84	5.15	1.44	1.87	5.12	31,608	63
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65	1.36	1.73	5.51	1.34	1.70	5.54	48,587	76
02-28-13	12.76	0.96		0.65	1.61	(1.00)	—	—	(1.00)	13.36	13.00	1.41	1.89	7.40	1.43	1.91	7.38	49,149	94
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38	1.38	1.84	5.82	1.41	1.88	5.79	19,186	68
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75	1.27	1.68	4.52	1.26	1.67	4.53	26,353	64

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of

Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

+  Unaudited

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	($000's)
Class A
08-31-20 +	65,800	3,940	34,842	13,790
02-29-20	101,800	3,370	106,324	15,092
02-28-19	118,500	3,650	149,594	10,082
02-28-18	169,300	3,370	173,235	13,026
02-28-17	154,800	4,200	149,897	16,188
02-29-16	160,900	3,970	188,201	16,602
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
02-28-13	169,000	4,470	191,959	17,541
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
Class C
08-31-20 +	65,800	3,940	34,842	2,847
02-29-20	101,800	3,370	106,324	3,560
02-28-19	118,500	3,650	149,594	11,940
02-28-18	169,300	3,370	173,235	13,977
02-28-17	154,800	4,200	149,897	16,715
02-29-16	160,900	3,970	188,201	18,667
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,644
02-28-13	169,000	4,470	191,959	19,949
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
Class I
08-31-20 +	65,800	3,940	34,842	1,075
02-29-20	101,800	3,370	106,324	1,219
02-28-19	118,500	3,650	149,594	2,448
02-28-18	169,300	3,370	173,235	2,730
02-28-17	154,800	4,200	149,897	3,615
02-29-16	160,900	3,970	188,201	2,809
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
02-28-13	169,000	4,470	191,959	2,772
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
Class W
08-31-20 +	65,800	3,940	34,842	978
02-29-20	101,800	3,370	106,324	1,148
02-28-19	118,500	3,650	149,594	1,332
02-28-18	169,300	3,370	173,235	2,173
02-28-17	154,800	4,200	149,897	2,113
02-29-16	160,900	3,970	188,201	2,218
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597
02-28-13	169,000	4,470	191,959	3,678
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966

(1)  Based on the active days of borrowing.

+  Unaudited

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the 1940 Act, as a continuously-offered, diversified, closed-end, management investment company. The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Effective June 30, 2020, Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase. Prior to June 30, 2020, Class A shares purchased in excess of $500,000 were not subject to a sales charge but were subject to an EWC of 1.00% if repurchased by the Fund within six months of purchase. Class C shares are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of each class of the Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of each class of the Fund is calculated by dividing the value of the Fund's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to that class of

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund's assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Portfolio of Investments.

For the period ended August 31, 2020, the Fund had an average quarterly contract amount on forward foreign currency contracts to buy and sell of $3,444,807 and $18,958,992, respectively. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2020.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.   Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H.   Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2020, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $43,170,404 and $106,520,298, respectively. At August 31, 2020, the Fund held senior loans valued at $258,559,940 representing 99.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Fund's Managed Assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily Managed Assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2020, the Distributor retained the following amounts in EWC's:

	Class A	Class C
Initial Sales Charges:	$637	$—
EWC's:	—	228

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

The Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2020, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2021	2022	2023	Total
$79,233	$326,884	$349,421	$755,538

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2020, are as follows:

	August 31,
	2021	2022	2023	Total
Class A	$47,032	$10,910	$6,408	$64,350
Class C	49,435	12,633	4,495	66,563
Class W	7,253	1,081	602	8,936

The Expense Limitation Agreement is contractual through July 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — COMMITMENTS

Effective May 8, 2020, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $114 million maturing May 7, 2021. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prior to May 8, 2020, the predecessor credit agreement was for $126 million and prior to November 22, 2019, the predecessor credit agreement was for $150 million, which matured on May 8, 2020. There was $65.8 million of borrowings outstanding at August 31, 2020. The weighted average interest rate on outstanding borrowings at August 31, 2020 was 1.09%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 24.58% of total assets at August 31, 2020. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2020 were $34,841,803 and the average annualized interest rate was 3.20%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2020, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan	$22,925

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 under the 1940 Act. For the period ended August 31, 2020, the Fund engaged in such purchase and sale transactions totaling $980,000 and $6,970,021, respectively.

NOTE 10 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2020, the Fund held no subordinated loans or unsecured loans.

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-20	551,389	54,819	(1,908,148)		(1,301,940)
02-29-20	7,250,422	109,648	(2,350,232)	—	5,009,838
Class C
08-31-20	33,900	15,201	(762,160)		(713,059)
02-29-20	331,887	69,979	(8,781,987)	—	(8,380,121)
Class I
08-31-20	25,385	2,090	(171,406)		(143,931)
02-29-20	131,373	5,783	(1,366,090)	—	(1,228,934)
Class W
08-31-20	24,057	5,757	(199,394)		(169,580)
02-29-20	342,084	14,388	(541,219)	—	(184,747)
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-20	5,539,893	537,907	(19,229,532)		(13,151,732)
02-29-20	86,216,579	1,302,238	(28,033,174)		59,485,643
Class C
08-31-20	336,676	148,691	(7,730,573)		(7,245,206)
02-29-20	3,947,609	830,902	(104,230,907)	—	(99,452,396)
Class I
08-31-20	248,334	20,415	(1,693,101)		(1,424,352)
02-29-20	1,557,881	68,639	(16,206,042)	—	(14,579,522)
Class W
08-31-20	234,990	56,502	(2,002,159)		(1,710,667)
02-29-20	4,078,285	171,162	(6,498,283)	—	(2,248,836)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended February 29, 2020	Year Ended February 28, 2019
Ordinary Income	Ordinary Income
$15,824,022	$19,282,607

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2020 were:

Undistributed	Late Year	Post-October	Unrealized	Capital Loss Carryforwards
Ordinary	Ordinary Losses	Capital Losses	Appreciation/
Income	Deferred	Deferred	(Depreciation)	Amount	Character	Expiration
$1,957,201	$(30,346)	$(5,043,698)	$(20,362,391)	$(1,579,618)	Short-term	None
				(62,863,808)	Long-term	None
$(64,443,426)

The Fund's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2020, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

The Fund has made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 ("ASU 2018-13"), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS

Dividends Declared: Subsequent to August 31, 2020, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.03057	Daily	Daily	October 1, 2020
C	$0.02632	Daily	Daily	October 1, 2020
I	$0.03270	Daily	Daily	October 1, 2020
W	$0.03270	Daily	Daily	October 1, 2020

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 133.5%
	Aerospace & Defense: 3.4%
339,150	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.650%, (US0006M + 3.500%), 01/17/27	$331,943	0.2
420,000	Amentum Government Services Holdings LLC Term Loan B, 4.156%, (US0001M + 4.000%), 02/01/27	419,869	0.2
1,314,628	American Airlines, Inc. 2018 Term Loan B, 1.920%, (US0001M + 1.750%), 06/27/25	828,215	0.4
150,000	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/23	149,930	0.1
861,107	KBR, Inc. 2020 Term Loan B, 2.906%, (US0001M + 2.750%), 02/05/27	857,878	0.4
1,785,732	Maxar Technologies Ltd. Term Loan B, 2.906%, (US0001M + 2.750%), 10/04/24	1,734,763	0.9
326,813	Science Applications International Corporation 2020 Incremental Term Loan B, 2.406%, (US0001M + 2.250%), 03/12/27	325,315	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,990,000	TransDigm, Inc. 2020 Term Loan E, 2.406%, (US0001M + 2.250%), 05/30/25	$1,892,988	1.0
		6,540,901	3.4
	Auto Components: 0.7%
1,307,226	Broadstreet Partners, Inc. 2020 Term Loan B, 3.406%, (US0001M + 3.250%), 01/27/27	1,268,826	0.7
	Automotive: 5.0%
637,774	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/24	623,325	0.3
370,313	Autokiniton US Holdings, Inc. Term Loan, 5.906%, (US0001M + 5.750%), 05/22/25	354,574	0.2
270,666	Belron Finance US LLC 2018 Term Loan B, 2.754%, (US0003M + 2.500%), 11/13/25	267,621	0.2
1,027,564	Belron Finance US LLC 2019 USD Term Loan B, 2.768%, (US0003M + 2.500%), 10/30/26	1,011,722	0.5
499,587	Bright Bidco B.V. 2018 Term Loan B, 4.572%, (US0003M + 3.500%), 06/30/24	224,385	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Automotive (continued)
	1,409,350	Clarios Global LP USD Term Loan B, 3.659%, (US0001M + 3.500%), 04/30/26	$1,385,567	0.7
	189,050	Dealer Tire, LLC 2020 Term Loan B, 4.406%, (US0001M + 4.250%), 12/12/25	185,269	0.1
EUR	967,638	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,122,686	0.6
	933,705	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/24	923,901	0.5
	551,600	Holley Purchaser, Inc. Term Loan B, 5.261%, (US0003M + 5.000%), 10/24/25	524,020	0.3
	1,677,565	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/26	1,631,432	0.8
	499,412	Truck Hero, Inc. 1st Lien Term Loan, 3.906%, (US0001M + 3.750%), 04/22/24	485,262	0.2
	997,494	Wand NewCo 3, Inc. 2020 Term Loan, 4.072%, (US0003M + 3.000%), 02/05/26	962,582	0.5
			9,702,346	5.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Basic Materials: 0.1%
184,668	HB Fuller — TL B 1L, 2.158%, (US0001M + 2.000%), 10/20/24	$180,974	0.1
	Beverage & Tobacco: 0.5%
911,493	Sunshine Investments B.V. USD Term Loan B3, 3.515%, (US0003M + 3.250%), 03/28/25	892,694	0.5
	Brokers, Dealers & Investment Houses: 1.3%
1,984,848	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.656%, (US0001M + 2.500%), 08/27/25	1,606,796	0.9
847,100	Forest City Enterprises, L.P. 2019 Term Loan B, 3.656%, (US0001M + 3.500%), 12/08/25	822,746	0.4
		2,429,542	1.3
	Building & Development: 4.4%
425,110	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0001M + 2.250%), 07/31/26	422,984	0.2
1,704,609	Core & Main LP 2017 Term Loan B, 3.750%, (US0006M + 2.750%), 08/01/24	1,672,648	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
	1,220,384	GYP Holdings III Corp. 2018 Term Loan B, 2.906%, (US0001M + 2.750%), 06/01/25	$1,205,891	0.6
	747,875	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/23	745,772	0.4
	761,181	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 4.156%, (US0001M + 4.000%), 05/30/25	726,928	0.4
EUR	959,793	LSF10 XL Bidco S.C.A. EUR Term Loan B3, 4.000%, (EUR003M + 4.000%), 10/12/26	1,074,601	0.5
	571,912	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	569,409	0.3
	1,023,654	Quikrete Holdings Inc Term Loan, 2.656%, (US0001M + 2.500%), 02/01/27	1,000,110	0.5
	1,021,978	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/24	998,984	0.5
	149,625	Zekelman Industries, Inc. 2020 Term Loan, 2.171%, (US0003M + 2.000%), 01/24/27	145,417	0.1
			8,562,744	4.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services: 15.2%
420,165	24-7 Intouch Inc 2018 Term Loan, 4.906%, (US0001M + 4.750%), 08/25/25	$386,552	0.2
1,517,586	AlixPartners, LLP 2017 Term Loan B, 2.656%, (US0001M + 2.500%), 04/04/24	1,486,828	0.8
150,000	AqGen Ascensus, Inc. 2020 Term Loan, 4.241%, (US0003M + 4.000%), 12/13/26	149,250	0.1
962,775	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	952,546	0.5
425,000	Asplundh Tree Expert, LLC Term Loan B, 2.741%, (US0003M + 2.500%), 08/18/27	425,584	0.2
636,452	Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0003M + 3.750%), 05/21/24	569,625	0.3
235,000	Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/27	235,490	0.1
783,365	Castle US Holding Corporation USD Term Loan B, 4.058%, (US0003M + 3.750%), 01/29/27	757,905	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
435,169	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/25	$417,083	0.2
1,730,258	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/23	1,728,095	0.9
851,052	Ellie Mae, Inc. Term Loan, 4.058%, (US0003M + 3.750%), 04/17/26	851,451	0.4
1,360,927	EVO Payments International LLC 2018 1st Lien Term Loan, 3.410%, (US0001M + 3.250%), 12/22/23	1,339,663	0.7
734,698	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.808%, (US0003M + 3.500%), 08/01/24	620,085	0.3
244,621	Flexential Intermediate Corporation 2nd Lien Term Loan, 7.587%, (US0003M + 7.250%), 08/01/25	120,832	0.1
615,825	GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/25	595,811	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
127,376		ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.072%, (US0003M + 4.000%), 11/21/24	$125,094	0.1
1,976,440	(1)	IQOR US Inc. 2nd Lien Term Loan, 8.991%, (US0003M + 8.750%), 04/01/22	90,586	0.1
231,494		IQOR US Inc. Super Priority Term Loan, 10.155%, (US0001M + 10.000%), 08/23/20	217,605	0.1
1,789,043	(1)	IQOR US Inc. Term Loan B, 5.241%, (US0003M + 5.000%), 04/01/21	1,177,786	0.6
600,000		Milano Acquisition Corp Term Loan, 4.241%, (US0003M + 4.000%), 08/13/27	597,000	0.3
550,000		Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0006M + 7.250%), 06/13/25	514,594	0.3
219,450		Nielsen Finance LLC 2020 USD Term Loan B5, 4.750%, (US0001M + 3.750%), 06/04/25	220,639	0.1
754,236		PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/25	714,324	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
1,450,599	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.406%, (US0001M + 3.250%), 05/01/25	$1,408,289	0.7
1,386,544	Red Ventures, LLC 2020 Term Loan B2, 2.656%, (US0001M + 2.500%), 11/08/24	1,334,837	0.7
115,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.156%, (US0001M + 7.000%), 05/29/26	108,963	0.1
641,900	Renaissance Learning, Inc. 2018 Add On Term Loan, 3.406%, (US0001M + 3.250%), 05/30/25	632,111	0.3
862,875	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	819,731	0.4
274,313	Rockwood Service Corporation 2020 Term Loan, 4.558%, (US0003M + 4.250%), 01/23/27	272,941	0.1
774,217	Solera Holdings, Inc. USD Term Loan B, 2.938%, (US0002M + 2.750%), 03/03/23	761,959	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	957,622	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 4.558%, (US0003M + 4.250%), 07/30/25	$878,618	0.5
	1,608,406	Staples, Inc. 7 Year Term Loan, 5.251%, (US0003M + 5.000%), 04/16/26	1,373,177	0.7
	763,730	SurveyMonkey Inc. 2018 Term Loan B, 3.860%, (US0001W + 3.750%), 10/10/25	763,730	0.4
EUR	460,420	Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.625%, (EUR002M + 2.625%), 07/15/25	539,541	0.3
	1,576,913	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.253%, (US0003M + 4.000%), 08/20/25	1,429,077	0.7
EUR	1,000,000	Verisure Holding AB 2020 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 07/20/26	1,190,926	0.6
	1,302,403	Verra Mobility Corporation 2020 Term Loan B, 3.558%, (US0003M + 3.250%), 02/28/25	1,274,726	0.7
	267,674	Verscend Holding Corp. 2018 Term Loan B, 4.656%, (US0001M + 4.500%), 08/27/25	266,558	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
488,775	VS Buyer, LLC Term Loan B, 3.406%, (US0001M + 3.250%), 02/28/27	$483,887	0.2
622,300	West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/24	553,513	0.3
1,003,125	Yak Access, LLC 2018 1st Lien Term Loan B, 5.308%, (US0003M + 5.000%), 07/11/25	843,461	0.4
240,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 10.297%, (US0003M + 10.000%), 07/10/26	171,600	0.1
		29,402,073	15.2
	Cable & Satellite Television: 3.1%
1,225,164	Charter Communications Operating, LLC 2019 Term Loan B2, 1.910%, (US0001M + 1.750%), 02/01/27	1,204,776	0.6
997,494	CSC Holdings, LLC 2019 Term Loan B5, 2.658%, (US0001M + 2.500%), 04/15/27	968,192	0.5
1,430,691	Radiate Holdco, LLC 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/01/24	1,411,714	0.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
625,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.412%, (US0001M + 2.250%), 04/30/28	$609,570	0.3
305,000	UPC Broadband Holding B.V. 2020 USD Term Loan B1, 3.741%, (US0003M + 3.500%), 01/31/29	302,332	0.2
305,000	UPC Broadband Holding B.V. 2020 USD Term Loan B2, 3.741%, (US0003M + 3.500%), 01/31/29	302,331	0.1
1,195,000	Virgin Media Bristol LLC USD Term Loan N, 2.662%, (US0001M + 2.500%), 01/31/28	1,166,701	0.6
		5,965,616	3.1
	Chemicals & Plastics: 4.3%
569,824	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/24	564,007	0.3
302,713	Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.250%, (US0003M + 5.250%), 08/27/26	302,082	0.1
978,131	Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 2.058%, (US0003M + 1.750%), 06/01/24	955,425	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
	935,900	Composite Resins Holding B.V. 2018 Term Loan B, 5.475%, (US0006M + 4.250%), 08/01/25	$930,051	0.5
EUR	975,000	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,107,764	0.6
	230,000	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/25	230,575	0.1
	1,066,649	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,049,316	0.5
	748,600	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.905%, (US0001M + 4.750%), 10/15/25	713,977	0.4
	150,000	PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 02/07/27	149,812	0.1
	1,378,786	Starfruit Finco B.V 2018 USD Term Loan B, 3.164%, (US0001M + 3.000%), 10/01/25	1,346,532	0.7
	902,220	Tronox Finance LLC Term Loan B, 3.219%, (US0001M + 3.000%), 09/23/24	885,706	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
184,075			Univar Inc. 2019 USD Term Loan B5, 2.156%, (US0001M + 2.000%), 07/01/26	$180,278	0.1
				8,415,525	4.3
			Consumer, Cyclical: 0.3%
690,476	(1	),(2),(3)	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 3.741%, (US0003M + 3.500%), 05/30/25	138,095	0.1
355,000			Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/25/27	358,271	0.2
				496,366	0.3
			Consumer, Non-cyclical: 0.2%
497,890			Lifescan Global Corporation 2018 1st Lien Term Loan, 6.241%, (US0003M + 6.000%), 10/01/24	472,373	0.2
			Containers & Glass Products: 5.7%
997,481			Berry Global, Inc. Term Loan Y, 2.155%, (US0001M + 2.000%), 07/01/26	971,172	0.5
1,570,714			BWAY Holding Company 2017 Term Loan B, 3.523%, (US0003M + 3.250%), 04/03/24	1,494,468	0.8
234,810			Charter NEX US, Inc. Incremental Term Loan, 3.406%, (US0001M + 3.250%), 05/16/24	231,973	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Containers & Glass Products (continued)
1,271,820	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 12/29/23	$1,232,606	0.6
1,942,359	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.546%, (US0003M + 3.250%), 06/29/25	1,864,462	1.0
240,000	Graham Packaging Company Inc. Term Loan, 4.500%, (US0001M + 3.750%), 08/04/27	239,900	0.1
550,000	Plastipak Packaging, Inc. 2018 Term Loan B, 2.670%, (US0001M + 2.500%), 10/14/24	544,431	0.3
255,000	Plaze, Inc. 2020 Incremental Term Loan, 4.491%, (US0003M + 4.250%), 08/03/26	247,350	0.1
245,000	Proampac AC Borrower LLC Second Lien Term Loan, 9.500%, (US0002M + 8.500%), 11/18/24	226,319	0.1
684,324	Reynolds Consumer Products LLC Term Loan, 1.906%, (US0001M + 1.750%), 02/04/27	676,578	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,493,394	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.906%, (US0001M + 2.750%), 02/05/23	$1,476,386	0.8
1,385,437	Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.906%, (US0001M + 2.750%), 10/31/24	1,356,574	0.7
150,000	Tosca Services, LLC 2020 Term Loan B, 5.250%, (US0001M + 4.250%), 07/28/27	150,562	0.1
403,750	TricorBraun Hldgs Inc First Lien Term Loan, 5.200%, (US0003M + 3.750%), 11/30/23	398,872	0.2
		11,111,653	5.7
	Cosmetics/Toiletries: 0.5%
490,970	Anastasia Parent, LLC 2018 Term Loan B, 4.058%, (US0003M + 3.750%), 08/11/25	210,555	0.1
806,644	Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.256%, (US0003M + 4.000%), 06/30/24	791,519	0.4
		1,002,074	0.5
	Drugs: 0.1%
295,077	Horizon Therapeutics USA Inc Term Loan B, 2.438%, (US0001M + 2.250%), 05/22/26	292,126	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Ecological Services & Equipment: 0.7%
1,291,196	GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0001M + 3.000%), 05/30/25	$1,283,832	0.7
	Electronics/Electrical: 20.3%
867,478	ASG Technologies Group, Inc. 2018 Term Loan, 4.500%, (US0001M + 3.500%), 07/31/24	814,345	0.4
1,253,332	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.406%, (US0001M + 4.250%), 10/02/25	1,233,413	0.6
280,000	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.156%, (US0001M + 4.000%), 04/18/25	276,150	0.2
1,188,250	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 01/31/26	1,182,309	0.6
800,738	Cohu, Inc. 2018 Term Loan B, 3.156%, (US0001M + 3.000%), 10/01/25	770,710	0.4
490,000	Cornerstone OnDemand, Inc. Term Loan B, 4.433%, (US0001M + 4.250%), 04/22/27	489,592	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	992,462	Dell International LLC 2019 Term Loan B, 2.750%, (US0001M + 2.000%), 09/19/25	$986,818	0.5
	773,225	EagleView Technology Corporation 2018 Add On Term Loan B, 3.756%, (US0003M + 3.500%), 08/14/25	750,834	0.4
	259,700	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.406%, (US0001M + 4.250%), 06/26/25	229,834	0.1
	770,000	Epicor Software Corporation 2020 Term Loan, 5.250%, (US0001M + 4.250%), 07/30/27	771,203	0.4
	646,713	Exact Merger Sub LLC 1st Lien Term Loan, 5.250%, (US0003M + 4.250%), 09/27/24	644,018	0.3
EUR	990,000	GlobalFoundries Inc EUR Term Loan B, 5.000%, (EUR003M + 5.000%), 06/05/26	1,178,463	0.6
	613,800	GlobalFoundries Inc USD Term Loan B, 5.063%, (US0003M + 4.750%), 06/05/26	615,334	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
640,000	Go Daddy Operating Company, LLC 2020 Term Loan B3, 2.741%, (US0003M + 2.500%), 08/10/27	$634,667	0.3
621,851	Helios Software Holdings, Inc. USD Term Loan, 5.322%, (US0006M + 4.250%), 10/24/25	612,523	0.3
100,000	Hyland Software, Inc. 2017 2nd Lien Term Loan, 7.750%, (US0001M + 7.000%), 07/07/25	100,141	0.1
2,240,285	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.250%), 07/01/24	2,216,762	1.1
413,313	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	406,906	0.2
455,000	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	439,834	0.2
1,246,875	Informatica LLC 2020 USD Term Loan B, 3.406%, (US0001M + 3.250%), 02/25/27	1,222,383	0.6
640,000	LogMeIn, Inc. Term Loan B, 3.991%, (US0003M + 3.750%), 08/14/27	625,200	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	229,918	MA FinanceCo., LLC USD Term Loan B3, 2.656%, (US0001M + 2.500%), 06/21/24	$218,565	0.1
	645,851	McAfee, LLC 2018 USD Term Loan B, 3.906%, (US0001M + 3.750%), 09/30/24	641,512	0.3
	2,309,688	MH Sub I, LLC 2017 1st Lien Term Loan, 4.572%, (US0003M + 3.500%), 09/13/24	2,258,923	1.2
	810,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 8.572%, (US0006M + 7.500%), 09/15/25	804,937	0.4
EUR	1,000,000	OVH Groupe SAS EUR Term Loan B, 3.250%, (EUR001M + 3.250%), 12/04/26	1,165,754	0.6
	1,032,449	Project Boost Purchaser, LLC 2019 Term Loan B, 3.656%, (US0001M + 3.500%), 06/01/26	1,001,475	0.5
	610,700	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/23	602,876	0.3
	1,422,013	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.511%, (US0003M + 4.250%), 05/16/25	1,395,706	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.511%, (US0003M + 8.250%), 05/18/26	$698,437	0.4
1,495,954	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/23	1,480,995	0.8
430,000	Redstone Buyer LLC Term Loan, 5.241%, (US0003M + 5.000%), 06/29/27	430,000	0.2
526,482	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/22	468,898	0.2
390,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 8.511%, (US0003M + 8.250%), 11/27/26	340,519	0.2
1,382,500	Rocket Software, Inc. 2018 Term Loan, 4.406%, (US0001M + 4.250%), 11/28/25	1,338,951	0.7
1,552,691	Seattle Spinco, Inc. USD Term Loan B3, 2.656%, (US0001M + 2.500%), 06/21/24	1,476,027	0.8
506,916	Sirius Computer Solutions, Inc. 2020 Term Loan, 3.656%, (US0001M + 3.500%), 07/01/26	496,461	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,985,039	(1	),(2),(3)	SkillSoft Corporation 1st Lien Term Loan, 4.991%, (US0003M + 4.750%), 04/28/21	$1,977,588	1.0
146,071			SkillSoft Corporation 2020 DIP Term Loan, 8.500%, (US0001M + 7.500%), 09/14/20	145,158	0.1
142,708			SkillSoft Corporation 2020 First Out Term Loan, 7.741%, (US0003M + 7.500%), 08/07/27	129,365	0.1
786,760			SolarWinds Holdings, Inc. 2018 Term Loan B, 2.906%, (US0001M + 2.750%), 02/05/24	778,401	0.4
628,800			SonicWall US Holdings Inc. 1st Lien Term Loan, 3.753%, (US0003M + 3.500%), 05/16/25	605,515	0.3
265,000			SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.753%, (US0003M + 7.500%), 05/18/26	236,292	0.1
345,000			Surf Holdings, LLC USD Term Loan, 3.827%, (US0003M + 3.500%), 03/05/27	337,956	0.2
475,000			Tech Data Corporation ABL Term Loan, 3.500%, (US0001M + 3.500%), 06/30/25	477,004	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
455,868		Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 6.072%, (US0003M + 5.000%), 05/29/26	$308,850	0.2
1,060,000		Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 05/04/26	1,061,325	0.6
605,000		Veritas US Inc. 2020 USD Term Loan B, 6.500%, (US0003M + 5.500%), 09/01/25	594,601	0.3
300,042		Web.com Group, Inc. 2018 2nd Lien Term Loan, 7.933%, (US0001M + 7.750%), 10/09/26	285,040	0.1
731,484		Web.com Group, Inc. 2018 Term Loan B, 3.933%, (US0001M + 3.750%), 10/10/25	708,930	0.4
675,000		Xperi Corporation 2020 Term Loan B, 4.156%, (US0001M + 4.000%), 06/01/25	662,062	0.3
			39,329,562	20.3
		Financial: 0.2%
	458,229	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	452,501	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Financial Intermediaries: 3.4%
1,199,303	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.156%, (US0001M + 3.000%), 06/15/25	$1,135,839	0.6
326,706	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.406%, (US0001M + 2.250%), 04/23/26	312,821	0.2
1,034,283	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.906%, (US0001M + 2.750%), 08/21/25	995,497	0.5
615,000	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	614,423	0.3
935,651	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.170%, (US0001M + 3.000%), 07/21/25	909,530	0.5
278,600	First Eagle Holdings, Inc. 2020 Term Loan B, 2.808%, (US0003M + 2.500%), 02/01/27	272,779	0.1
812,970	Focus Financial Partners, LLC 2020 Term Loan, 2.156%, (US0001M + 2.000%), 07/03/24	797,896	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Financial Intermediaries (continued)
233,824	VFH Parent LLC 2019 Term Loan B, 3.164%, (US0001M + 3.000%), 03/01/26	$231,876	0.1
1,306,098	Victory Capital Holdings, Inc. 2020 Term Loan B, 2.799%, (US0003M + 2.500%), 07/01/26	1,292,221	0.7
		6,562,882	3.4
	Food Products: 2.2%
620,500	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.662%, (US0001M + 3.500%), 10/01/25	616,932	0.3
100,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 7.912%, (US0001M + 7.750%), 10/01/26	98,875	0.1
827,553	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	831,691	0.4
535,971	B&G Foods, Inc. 2019 Term Loan B4, 2.656%, (US0001M + 2.500%), 10/10/26	535,134	0.3
411,600	CHG PPC Parent LLC 2018 Term Loan B, 2.906%, (US0001M + 2.750%), 03/31/25	399,252	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
395,000			Froneri International PLC 2020 USD Term Loan, 2.406%, (US0001M + 2.250%), 01/31/27	$381,351	0.2
644,867			IRB Holding Corp 2020 Term Loan B, 3.750%, (US0003M + 2.750%), 02/05/25	622,599	0.3
327,500	(1	),(2),(3)	NPC International, Inc. 2nd Lien Term Loan, 7.741%, (US0003M + 7.500%), 04/18/25	23,471	0.0
828,100			Sigma Bidco B.V. 2018 USD Term Loan B, 3.369%, (US0006M + 3.000%), 07/02/25	810,848	0.4
				4,320,153	2.2
			Food Service: 2.4%
997,494			1011778 B.C. Unlimited Liability Company Term Loan B4, 1.906%, (US0001M + 1.750%), 11/19/26	962,225	0.5
1,983,644			Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0001M + 2.500%), 10/04/23	1,781,973	0.9
1,019,200			Hearthside Food Solutions, LLC 2018 Term Loan B, 3.844%, (US0001M + 3.688%), 05/23/25	994,357	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Service (continued)
	858,513	US Foods, Inc. 2019 Term Loan B, 3.072%, (US0003M + 2.000%), 09/13/26	$826,748	0.5
			4,565,303	2.4
		Food/Drug Retailers: 2.7%
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR006M + 3.500%), 06/23/25	1,171,721	0.6
	1,300,089	EG Finco Limited 2018 USD Term Loan, 5.072%, (US0006M + 4.000%), 02/07/25	1,264,104	0.7
	545,340	Moran Foods LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	422,639	0.2
	427,762	Moran Foods LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/24	414,394	0.2
	481,363	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	457,896	0.2
	1,516,900	United Natural Foods, Inc. Term Loan B, 4.406%, (US0001M + 4.250%), 10/22/25	1,484,394	0.8
			5,215,148	2.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Forest Products: 0.2%
491,288	LABL, Inc. 2019 USD Term Loan, 4.656%, (US0001M + 4.500%), 07/01/26	$484,993	0.2
	Health Care: 9.2%
344,750	Accelerated Health Systems, LLC Term Loan B, 3.662%, (US0001M + 3.500%), 10/31/25	336,993	0.2
140,662	Agiliti Health, Inc Term Loan, 3.188%, (US0001M + 3.000%), 01/04/26	137,848	0.1
792,083	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	703,964	0.4
850,467	Bausch Health Companies, Inc. 2018 Term Loan B, 3.183%, (US0001M + 3.000%), 06/02/25	837,843	0.4
468,734	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.072%, (US0003M + 3.000%), 06/07/23	463,084	0.2
380,000	Da Vinci Purchaser Corp. 2019 Term Loan, 5.238%, (US0003M + 4.000%), 01/08/27	378,100	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
1,052,591	DaVita, Inc. 2020 Term Loan B, 1.906%, (US0001M + 1.750%), 08/12/26	$1,034,171	0.5
392,995	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/25	370,398	0.2
1,221,400	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.906%, (US0001M + 3.750%), 10/10/25	891,622	0.5
1,362,624	ExamWorks Group, Inc. 2017 Term Loan, 4.322%, (US0003M + 3.250%), 07/27/23	1,362,624	0.7
1,326,119	Global Medical Response, Inc. 2018 Term Loan B1, 4.250%, (US0003M + 3.250%), 04/28/22	1,316,646	0.7
902,044	GoodRx, Inc. 1st Lien Term Loan, 2.906%, (US0001M + 2.750%), 10/10/25	894,432	0.5
1,179,804	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/25	1,165,056	0.6
828,892	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/22	827,908	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	292,788		Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001M + 4.500%), 06/14/24	$284,004	0.1
	941,689		MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	934,135	0.5
EUR	997,500		Ortho-Clinical Diagnostics SA EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/30/25	1,142,752	0.6
	22,925	(4)	Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.052%, (US0003M + 4.000%), 03/31/27	22,524	0.0
	281,370		Pathway Vet Alliance LLC 2020 Term Loan, 4.156%, (US0001M + 4.000%), 03/31/27	276,446	0.1
	1,059,327		Phoenix Guarantor Inc 2020 Term Loan B, 3.412%, (US0001M + 3.250%), 03/05/26	1,042,907	0.5
	912,417		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.906%, (US0001M + 3.750%), 11/17/25	896,165	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
	54,712	Select Medical Corporation 2017 Term Loan B, 2.680%, (US0001M + 2.500%), 03/06/25	$53,424	0.0
	533,663	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0001M + 4.500%), 12/11/26	533,529	0.3
EUR	1,000,000	Sunrise Medical 2018 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 04/16/25	1,166,002	0.6
	370,313	Vizient, Inc. 2020 Term Loan B6, 2.156%, (US0001M + 2.000%), 05/06/26	362,752	0.2
	487,500	Wink Holdco, Inc 1st Lien Term Loan B, 4.000%, (US0001M + 3.000%), 12/02/24	477,141	0.2
			17,912,470	9.2
		Industrial: 0.5%
	994,476	NCI Building Systems, Inc. 2018 Term Loan, 3.918%, (US0001M + 3.750%), 04/12/25	979,869	0.5
		Industrial Equipment: 3.4%
	656,700	APi Group DE, Inc. Term Loan B, 2.656%, (US0001M + 2.500%), 10/01/26	647,978	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
359,525	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.952%, (US0001M + 3.750%), 11/17/25	$333,909	0.2
682,121	EWT Holdings III Corp. 2020 Term Loan, 2.906%, (US0001M + 2.750%), 12/20/24	674,618	0.3
1,539,551	Filtration Group Corporation 2018 1st Lien Term Loan, 3.156%, (US0001M + 3.000%), 03/29/25	1,516,618	0.8
1,364,004	Gardner Denver, Inc. 2020 USD Term Loan B2, 1.906%, (US0001M + 1.750%), 03/01/27	1,325,535	0.7
759,263	Granite Holdings US Acquisition Co. Term Loan B, 6.322%, (US0003M + 5.250%), 09/30/26	738,383	0.4
366,035	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000%), 07/31/22	349,151	0.2
138,018	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000%), 07/31/22	131,652	0.0
345,000	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	327,750	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
515,000	Vertical Midco GmbH USD Term Loan B, 4.570%, (US0003M + 4.250%), 07/30/27	$511,281	0.3
		6,556,875	3.4
	Insurance: 8.2%
946,247	Achilles Acquisition LLC 2018 Term Loan, 4.188%, (US0001M + 4.000%), 10/13/25	927,322	0.5
1,246,184	Acrisure, LLC 2020 Term Loan B, 3.656%, (US0001M + 3.500%), 02/15/27	1,199,608	0.6
644,375	Alera Group Holdings, Inc. 2018 Term Loan B, 5.072%, (US0006M + 4.000%), 08/01/25	636,320	0.3
676,364	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 2.906%, (US0001M + 2.750%), 05/09/25	655,545	0.3
1,997,514	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/24	1,987,412	1.0
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 8.000%, (US0003M + 7.000%), 09/19/25	344,994	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
418,625	Aretec Group, Inc. 2018 Term Loan, 4.406%, (US0001M + 4.250%), 10/01/25	$391,676	0.2
2,561,563	AssuredPartners, Inc. 2020 Term Loan B, 3.656%, (US0001M + 3.500%), 02/12/27	2,505,529	1.3
741,626	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	738,567	0.4
493,455	Hub International Limited 2018 Term Loan B, 3.263%, (US0003M + 3.000%), 04/25/25	481,920	0.3
2,576,938	NFP Corp. 2020 Term Loan, 3.406%, (US0001M + 3.250%), 02/15/27	2,486,101	1.3
305,000	Ryan Specialty Group, LLC Term Loan, 3.491%, (US0003M + 3.250%), 06/29/27	304,746	0.2
1,465,200	Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 4.156%, (US0001M + 4.000%), 09/03/26	1,447,278	0.7
1,847,750	USI, Inc. 2017 Repriced Term Loan, 3.308%, (US0003M + 3.000%), 05/16/24	1,803,404	0.9
		15,910,422	8.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Leisure Good/Activities/Movies: 5.5%
252,054	24 Hour Fitness Worldwide, Inc. 2020 DIP New Money Term Loan, 11.000%, (US0003M + 10.000%), 06/17/21	$242,602	0.1
241,593	24 Hour Fitness Worldwide, Inc. 2020 DIP Roll-up Term Loan, 11.000%, (US0003M + 10.000%), 06/17/21	232,413	0.1
179,550	Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0001M + 4.500%), 08/01/26	179,550	0.1
449,891	AMC Entertainment Holdings Inc. 2019 Term Loan B, 4.080%, (US0003M + 3.000%), 04/22/26	352,040	0.2
1,126,787	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.155%, (US0001M + 2.000%), 05/24/27	1,083,828	0.6
894,700	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 3.058%, (US0003M + 2.750%), 09/18/24	781,371	0.4
809	Crown Finance US, Inc. 2018 USD Term Loan, 3.322%, (US0003M + 2.250%), 02/28/25	639	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	508,644	Crown Finance US, Inc. 2019 Incremental Term Loan, 3.572%, (US0006M + 2.500%), 09/30/26	$398,226	0.2
	288,293	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.072%, (US0006M + 3.000%), 03/08/24	217,764	0.1
	868,348	Fitness International, LLC 2018 Term Loan B, 4.322%, (US0006M + 3.250%), 04/18/25	499,300	0.3
EUR	756,200	Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	898,746	0.5
EUR	1,000,000	GVC Holdings PLC 2019 EUR Term Loan B, 2.500%, (EUR006M + 2.500%), 03/29/24	1,168,323	0.6
	984,849	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.906%, (US0001M + 2.750%), 07/31/24	950,994	0.5
	1,608,589	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 4.500%, (US0001M + 3.500%), 07/03/24	1,340,156	0.7
	794,625	Playtika Holding Corp Term Loan B, 7.072%, (US0003M + 6.000%), 12/10/24	802,616	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/ Movies (continued)
EUR	819,254	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	$969,103	0.5
	379,225	WeddingWire, Inc. 1st Lien Term Loan, 4.808%, (US0001M + 4.500%), 12/19/25	365,004	0.2
	140,000	WeddingWire, Inc. 2nd Lien Term Loan, 8.558%, (US0003M + 8.250%), 12/21/26	120,400	0.0
			10,603,075	5.5
		Lodging & Casinos: 5.0%
	435,000	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	436,903	0.2
	1,841,654	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.906%, (US0001M + 2.750%), 12/23/24	1,736,910	0.9
	255,000	Caesars Resort Collection, LLC 2020 Term Loan B1, 4.726%, (US0003M + 4.500%), 07/21/25	247,934	0.1
	1,308,503	Everi Payments Inc. Term Loan B, 3.822%, (US0003M + 2.750%), 05/09/24	1,262,705	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,645,325	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	$1,544,549	0.8
998,737	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.925%, (US0001M + 1.750%), 06/22/26	963,907	0.5
579,658	PCI Gaming Authority Term Loan, 2.656%, (US0001M + 2.500%), 05/29/26	564,442	0.3
498,734	Penn National Gaming, Inc. 2018 1st Lien Term Loan B, 3.000%, (US0003M + 2.250%), 10/15/25	483,287	0.2
1,052,254	Scientific Games International, Inc. 2018 Term Loan B5, 3.472%, (US0006M + 2.750%), 08/14/24	986,676	0.5
498,639	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.808%, (US0003M + 3.500%), 07/10/25	499,855	0.3
993,478	Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/27	944,797	0.5
		9,671,965	5.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Nonferrous Metals/Minerals: 0.6%
1,168,891	(1	),(2),(3)	Covia Holdings Corporation Term Loan, 6.241%, (US0003M + 6.000%), 06/01/25	$806,535	0.4
565,343			U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	456,918	0.2
				1,263,453	0.6
			Oil & Gas: 1.1%
620,000			Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 7.750%, (US0001M + 6.750%), 10/29/25	437,617	0.2
446,531			Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	235,173	0.1
1,869,730			HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0001M + 6.000%), 07/02/23	910,325	0.5
688,050			Lower Cadence Holdings LLC Term Loan B, 4.000%, (US0001M + 4.000%), 05/22/26	631,286	0.3
				2,214,401	1.1
			Publishing: 0.6%
150,000			Alchemy Copyrights, LLC Term Loan B, 5.500%, (US0001M + 3.250%), 08/16/27	149,625	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
500,000	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0001M + 4.250%), 01/31/25	$495,000	0.3
500,000	Meredith Corporation 2020 Term Loan B2, 2.668%, (US0001M + 2.500%), 01/31/25	482,227	0.2
		1,126,852	0.6
	Radio & Television: 5.2%
699,713	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.761%, (US0003M + 3.500%), 08/21/26	636,374	0.3
312,638	Cumulus Media New Holdings Inc. Term Loan B, 4.822%, (US0003M + 3.750%), 03/31/26	298,178	0.1
1,021,302	Diamond Sports Group, LLC Term Loan, 3.410%, (US0001M + 3.250%), 08/24/26	868,107	0.4
729,890	Entercom Media Corp. 2019 Term Loan, 2.656%, (US0001M + 2.500%), 11/18/24	692,026	0.4
855,974	iHeart Communications, Inc. 2020 Term Loan, 3.156%, (US0001M + 3.000%), 05/01/26	812,818	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Radio & Television (continued)
1,293,203	NASCAR Holdings, Inc Term Loan B, 2.920%, (US0001M + 2.750%), 10/19/26	$1,274,344	0.7
1,483,691	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.906%, (US0001M + 2.750%), 09/18/26	1,461,127	0.8
1,265,438	Sinclair Television Group Inc. Term Loan B2B, 2.660%, (US0001M + 2.500%), 09/30/26	1,236,016	0.6
1,545,574	Terrier Media Buyer, Inc. Term Loan B, 4.406%, (US0001M + 4.250%), 12/17/26	1,521,231	0.8
668,395	Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/13/26	655,361	0.4
638,367	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	619,882	0.3
		10,075,464	5.2
	Retailers (Except Food & Drug): 3.2%
1,046,174	Bass Pro Group, LLC Term Loan B, 6.072%, (US0003M + 5.000%), 09/25/24	1,044,278	0.5
Principal Amount†				Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	932,431			Belk, Inc. 2019 Term Loan B, 7.750%, (US0006M + 6.750%), 07/31/25	$356,189	0.2
	322,814			BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.164%, (US0001M + 2.000%), 02/03/24	320,681	0.2
	1,895,941			Leslies Poolmart, Inc. 2016 Term Loan, 3.656%, (US0001M + 3.500%), 08/16/23	1,867,206	1.0
	1,805,915	(2	),(3)	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.250%, (US0001M + 3.250%), 04/09/25	574,882	0.3
EUR	1,000,000			Peer Holding III B.V. 2019 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 01/16/27	1,165,648	0.6
	1,040,956			Petco Animal Supplies, Inc. 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 01/26/23	894,897	0.4
					6,223,781	3.2
				Surface Transport: 1.9%
	1,398,727			Navistar International Corporation 2017 1st Lien Term Loan B, 3.660%, (US0001M + 3.500%), 11/06/24	1,370,053	0.7
	954,397			PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/24	941,274	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Surface Transport (continued)
794,073	Savage Enterprises LLC 2020 Term Loan B, 3.190%, (US0001M + 3.000%), 08/01/25	$786,331	0.4
408,529	XPO Logistics, Inc. 2018 Term Loan B, 2.156%, (US0001M + 2.000%), 02/24/25	400,529	0.2
91,471	XPO Logistics, Inc. 2019 Term Loan B1, 2.652%, (US0001M + 2.500%), 02/24/25	90,346	0.1
		3,588,533	1.9
	Technology: 1.1%
2,173,669	Misys (Finastra) — TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	2,054,570	1.1
	Telecommunications: 9.5%
1,273,975	Altice Financing SA USD 2017 1st Lien Term Loan, 2.920%, (US0001M + 2.750%), 01/31/26	1,218,239	0.6
822,375	Altice France S.A. USD Term Loan B11, 2.906%, (US0001M + 2.750%), 07/31/25	790,508	0.4
1,453,863	Altice France S.A. USD Term Loan B12, 4.438%, (US0001M + 3.688%), 01/31/26	1,428,420	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
948,788	Asurion LLC 2017 2nd Lien Term Loan, 6.656%, (US0001M + 6.500%), 08/04/25	$953,295	0.5
1,494,082	Asurion LLC 2017 Term Loan B4, 3.156%, (US0001M + 3.000%), 08/04/22	1,479,141	0.8
992,134	Asurion LLC 2018 Term Loan B6, 3.156%, (US0001M + 3.000%), 11/03/23	976,986	0.5
1,935,275	CenturyLink, Inc. 2020 Term Loan B, 2.406%, (US0001M + 2.250%), 03/15/27	1,875,100	1.0
841,138	CommScope, Inc. 2019 Term Loan B, 3.406%, (US0001M + 3.250%), 04/06/26	826,746	0.4
1,012,463	Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/26	987,573	0.5
231,808	Consolidated Communications, Inc. 2016 Term Loan B, 4.000%, (US0001M + 3.000%), 10/04/23	226,447	0.1
1,960,952	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.406%, (US0001M + 4.250%), 11/29/25	1,712,462	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications (continued)
850,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.406%, (US0001M + 8.250%), 11/29/26	$598,542	0.3
1,231,156	GTT Communications, Inc. 2018 USD Term Loan B, 2.910%, (US0001M + 2.750%), 05/31/25	987,387	0.5
498,750	Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/26	500,880	0.3
1,938,964	Level 3 Financing Inc. 2019 Term Loan B, 1.906%, (US0001M + 1.750%), 03/01/27	1,883,219	1.0
305,000	Northwest Fiber, LLC Term Loan B, 5.656%, (US0001M + 5.500%), 05/21/27	305,635	0.2
1,305,000	T-Mobile USA, Inc. 2020 Term Loan, 3.156%, (US0001M + 3.000%), 04/01/27	1,308,828	0.7
305,000	Ziggo Financing Partnership USD Term Loan I, 2.662%, (US0001M + 2.500%), 04/30/28	295,578	0.1
		18,354,986	9.5
	Utilities: 1.6%
801,438	Calpine Corporation 2019 Term Loan B10, 2.156%, (US0001M + 2.000%), 08/12/26	779,732	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
326,309		LMBE-MC Holdco II LLC Term Loan B, 4.310%, (US0003M + 4.000%), 12/03/25	$324,473	0.2
166,517		Longview Power LLC 2020 Exit Term Loan, 10.246%, (US0003M + 10.000%), 07/30/25	183,169	0.1
758,583		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	750,207	0.4
288,226		Sabre Industries, Inc. 2019 Term Loan B, 4.244%, (US0006M + 3.250%), 04/15/26	287,505	0.1
814,075		Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	747,931	0.4
			3,073,017	1.6
		Total Senior Loans (Cost $274,393,210)	258,559,940	133.5
Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
23,578	(5)	Cumulus Media, Inc. Class-A	117,183	0.1
4,398	(5)	Harvey Gulf International Marine LLC	17,592	0.0
19,651	(5)	Harvey Gulf International Marine LLC — Warrants	78,604	0.0
41,629	(5)	Longview Power LLC	228,959	0.1
156,376	(5)	Longview Power LLC	1,564	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Shares			Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
29,663	(5	),(6)	Save-A-Lot, Inc./Moran Foods	$—	0.0
42,856	(5)		The Oneida Group (formerly EveryWare Global, Inc.)	1,286	0.0
			Total Equities and Other Assets (Cost $3,741,268)	445,188	0.2
			Total Investments (Cost $278,134,478)	$259,005,128	133.7
			Liabilities in Excess of Other Assets	(65,349,797)	(33.7)
			Net Assets	$193,655,331	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Senior loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.

(2)  Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.

(3)  The borrower has filed for protection in federal bankruptcy court.

(4)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.

(5)  Non-income producing security.

(6)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR001M  1-month EURIBOR

EUR002M  2-month EURIBOR

EUR003M  3-month EURIBOR

US0001M  1-month LIBOR

US0001W  1-week LIBOR

US0002M  2-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Equities and Other Assets	$117,183	$328,005	$—	$445,188
Senior Loans	—	258,559,940	—	258,559,940
Total Investments, at fair value	$117,183	$258,887,945	$—	$259,005,128
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(85,728)	$—	$(85,728)
Total Liabilities	$—	$(85,728)	$—	$(85,728)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2020, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,733,652	EUR	12,409,000	State Street Bank & Trust Co.	09/10/20	$(77,085)
USD	1,231,453	EUR	1,039,000	State Street Bank & Trust Co.	09/10/20	(8,643)
						$(85,728)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

Currency Abbreviations

EUR  EU Euro

USD  United States Dollar

The following tables are a summary of the Fund's derivative instruments (not accounted for as hedging instruments) categorized by primary risk exposure.

As of August 31, 2020, the fair value of derivative instruments located in the Statement of Assets and Liabilities were as follows:

Foreign exchange contracts
Liabilities- Derivative Instruments
Forward foreign currency contracts
Unrealized depreciation on forward foreign currency contracts	$85,728
Total Liability Derivatives	$85,728

For the period ended August 31, 2020, the effect of derivative instruments in the Statement of Operations were as follows:

Foreign exchange contracts
Net realized gain (loss) on derivatives recognized in income:
Forward foreign currency contracts	$(987,288)
Total	$(987,288)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income:
Forward foreign currency contracts	$10,842
Total	$10,842

The following table is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2020:

State Street Bank & Trust Co.
Liabilities
Forward foreign currency contracts	$85,728
Total Liabilities	$85,728
Net OTC derivative instruments by counterparty, at fair value	$(85,728)
Total collateral pledged/(Received from counterparty)	$—
Net Exposure(1)	$(85,728)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

  Cost for federal income tax purposes was $279,422,691.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,535,592
Gross Unrealized Depreciation	(20,815,953)
Net Unrealized Depreciation	$(19,280,361)

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund's Forms NPORT-P are available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings is available on: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Institutional Investors and Analysts

Call Voya Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Senior Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163325

(0820-102220)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 6, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 6, 2020